OTHER RECEIVABLES, NET - Summary of movement of allowance for credit losses (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 295,877	$ 43,607	¥ 63,381	¥ 1,194,586
Third Parties
OTHER RECEIVABLES, NET
Beginning balance	736,993	108,619	800,374
Charge to (reversal of) allowance	(295,877)	(43,607)	(63,381)
Ending balance	¥ 441,116	$ 65,012	¥ 736,993	¥ 800,374